FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Current Assets	$ 3,711	$ 5,841
Non-current Assets	57,620	50,467
Total assets	61,331	56,308
Liabilities:
Current Liabilities	5,524	5,439
Non-current liabilities	34,134	28,692
Total liabilities	39,658	34,131
Non-controlling interest—in operating subsidiaries and preferred unitholders	15,084	15,048
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,687	2,039
Non-controlling interest—BIPC exchangeable shares	638
Non-controlling interest—Exchange LP	12	18
Net investment attributable to limited partners and general partner	4,252	5,072
USD
Assets:
Current Assets	805	1,232
Non-current Assets	14,313	14,594
Total assets	15,118	15,826
Liabilities:
Current Liabilities	1,875	1,345
Non-current liabilities	10,887	8,908
Total liabilities	12,762	10,253
Non-controlling interest—in operating subsidiaries and preferred unitholders	5,186	5,704
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(725)	(37)
Non-controlling interest—BIPC exchangeable shares	(275)
Non-controlling interest—Exchange LP	(5)	0
Net investment attributable to limited partners and general partner	(1,825)	(94)
AUD
Assets:
Current Assets	314	1,914
Non-current Assets	4,042	5,488
Total assets	4,356	7,402
Liabilities:
Current Liabilities	446	1,530
Non-current liabilities	1,842	3,703
Total liabilities	2,288	5,233
Non-controlling interest—in operating subsidiaries and preferred unitholders	488	475
Non-controlling interest—Redeemable Partnership Units held by Brookfield	405	485
Non-controlling interest—BIPC exchangeable shares	153
Non-controlling interest—Exchange LP	3	4
Net investment attributable to limited partners and general partner	1,019	1,205
GBP
Assets:
Current Assets	471	430
Non-current Assets	8,939	7,195
Total assets	9,410	7,625
Liabilities:
Current Liabilities	877	749
Non-current liabilities	4,939	4,211
Total liabilities	5,816	4,960
Non-controlling interest—in operating subsidiaries and preferred unitholders	726	754
Non-controlling interest—Redeemable Partnership Units held by Brookfield	734	547
Non-controlling interest—BIPC exchangeable shares	278
Non-controlling interest—Exchange LP	5	5
Net investment attributable to limited partners and general partner	1,851	1,359
BRL
Assets:
Current Assets	420	456
Non-current Assets	5,210	6,889
Total assets	5,630	7,345
Liabilities:
Current Liabilities	214	211
Non-current liabilities	2,970	3,448
Total liabilities	3,184	3,659
Non-controlling interest—in operating subsidiaries and preferred unitholders	871	1,414
Non-controlling interest—Redeemable Partnership Units held by Brookfield	403	650
Non-controlling interest—BIPC exchangeable shares	153
Non-controlling interest—Exchange LP	3	6
Net investment attributable to limited partners and general partner	1,016	1,616
CLP
Assets:
Current Assets	126	95
Non-current Assets	834	821
Total assets	960	916
Liabilities:
Current Liabilities	125	68
Non-current liabilities	1,148	1,112
Total liabilities	1,273	1,180
Non-controlling interest—in operating subsidiaries and preferred unitholders	(335)	(320)
Non-controlling interest—Redeemable Partnership Units held by Brookfield	6	16
Non-controlling interest—BIPC exchangeable shares	2
Non-controlling interest—Exchange LP	0	0
Net investment attributable to limited partners and general partner	14	40
CAD
Assets:
Current Assets	492	316
Non-current Assets	9,334	8,541
Total assets	9,826	8,857
Liabilities:
Current Liabilities	602	456
Non-current liabilities	4,994	4,639
Total liabilities	5,596	5,095
Non-controlling interest—in operating subsidiaries and preferred unitholders	4,020	4,066
Non-controlling interest—Redeemable Partnership Units held by Brookfield	54	(87)
Non-controlling interest—BIPC exchangeable shares	20
Non-controlling interest—Exchange LP	0	(1)
Net investment attributable to limited partners and general partner	136	(216)
EUR
Assets:
Current Assets	145	23
Non-current Assets	903	764
Total assets	1,048	787
Liabilities:
Current Liabilities	24	24
Non-current liabilities	118	73
Total liabilities	142	97
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	232	197
Non-controlling interest—BIPC exchangeable shares	88
Non-controlling interest—Exchange LP	2	2
Net investment attributable to limited partners and general partner	584	491
COP
Assets:
Current Assets	216	971
Non-current Assets	1,256	1,166
Total assets	1,472	2,137
Liabilities:
Current Liabilities	246	724
Non-current liabilities	478	314
Total liabilities	724	1,038
Non-controlling interest—in operating subsidiaries and preferred unitholders	636	957
Non-controlling interest—Redeemable Partnership Units held by Brookfield	29	41
Non-controlling interest—BIPC exchangeable shares	11
Non-controlling interest—Exchange LP	0	0
Net investment attributable to limited partners and general partner	72	101
PEN
Assets:
Current Assets	105	122
Non-current Assets	1,247	1,337
Total assets	1,352	1,459
Liabilities:
Current Liabilities	438	19
Non-current liabilities	212	683
Total liabilities	650	702
Non-controlling interest—in operating subsidiaries and preferred unitholders	591	638
Non-controlling interest—Redeemable Partnership Units held by Brookfield	28	34
Non-controlling interest—BIPC exchangeable shares	11
Non-controlling interest—Exchange LP	0	0
Net investment attributable to limited partners and general partner	72	85
INR
Assets:
Current Assets	573	231
Non-current Assets	10,979	3,143
Total assets	11,552	3,374
Liabilities:
Current Liabilities	620	265
Non-current liabilities	6,389	1,482
Total liabilities	7,009	1,747
Non-controlling interest—in operating subsidiaries and preferred unitholders	2,901	1,360
Non-controlling interest—Redeemable Partnership Units held by Brookfield	420	76
Non-controlling interest—BIPC exchangeable shares	159
Non-controlling interest—Exchange LP	3	1
Net investment attributable to limited partners and general partner	1,060	190
NZD & Other
Assets:
Current Assets	44	51
Non-current Assets	563	529
Total assets	607	580
Liabilities:
Current Liabilities	57	48
Non-current liabilities	157	119
Total liabilities	214	167
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	101	117
Non-controlling interest—BIPC exchangeable shares	38
Non-controlling interest—Exchange LP	1	1
Net investment attributable to limited partners and general partner	$ 253	$ 295